Summary of Significant Accounting Policies - Schedule of Significant Unobservable Inputs Used in Valuation Models (Details) - Level 3	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Public Listing Probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input	0.90	0.50
SPAC probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input			0.08
Lack of Marketability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input	0.32	0.32	0.32
Discount Rates Used in the Sale Scenario for Debt Instruments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input	0	0.70
Discount Rates Used in the Sale Scenario for Debt Instruments | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input			0.35
Discount Rates Used in the Sale Scenario for Debt Instruments | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input			0.40
Discount Rates Used in the Public Listing Scenario | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input	0.20	0.20
Discount Rates Used in the Public Listing Scenario | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input	0.30	0.30
Discount Rate Used In SPAC Scenario
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input			0.30
Probability Weighted Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative input	0.76	1.47	1.44